Right-of-use assets (Tables)	12 Months Ended
Jun. 30, 2022
Right-of-use assets [Abstract]
Right-of-use Assets

	Consolidated
	30 June 2022	30 June 2021 (restated*)
	US$’000	US$’000

Non-current assets
Land and buildings – right-of-use asset	1,309	1,051
Less: Accumulated depreciation	(56)	(8)
	1,253	1,043

Prepaid hosting fees right-of-use asset	-	431
Less: Accumulated depreciation	-	(70)
	-	361

	1,253	1,404

Right-of-use Assets, Reconciliations of Written Down Values

Reconciliations
Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

	Prepaid hosting fees	Land and buildings	Total
Consolidated	US$’000	US$’000	US$’000

Balance as at 1 July 2020	397	-	397
Additions	-	1,038	1,038
Exchange differences	-	12	12
Depreciation (note 6)	(36)	(7)	(43)

Balance as at 30 June 2021	361	1,043	1,404
Additions	-	298	298
Disposals	(185)	-	(185)
Exchange differences	-	(38)	(38)
Impairment of assets	(167)	-	(167)
Depreciation (note 6)	(9)	(50)	(59)

Balance as at 30 June 2022	-	1,253	1,253